Indemnification assets (Details) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
	Jun. 12, 2017	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period		€ 73.8
Indemnification assets, end of the period		73.8	€ 73.8
Iglo
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period		0.0	2.1
Release of indemnified provision	€ 2.1	0.0	(2.1)
Indemnification assets, end of the period		0.0	0.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period		73.8	63.4
Remeasurement of indemnification assets		0.0	10.4
Indemnification assets, end of the period		€ 73.8	€ 73.8